UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):    [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Alesco Advisors LLC
Address:    120 Office Park Way
            Pittsford, New York 14534

Form 13F File Number:  28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Jeffrey D. Bradley
Title:      Chief Compliance Officer
Phone:      (585) 586-0970

Signature, Place, and Date of Signing:


     Jeffrey D. Bradley          Pittsford, New York          8/13/09
   -------------------------   -------------------------- ---------------
        (Signature)                (City, State)              (Date)


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          77
Form 13F Information Table Value Total:    $340,365
                                           (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                           FORM 13F INFORMATION TABLE

                               TITLE OF                          VALUE      SHARES/  SH/ PUT/  INVSTMT   OTHER    VOTING AUTHORITY
    NAME OF ISSUER              CLASS              CUSIP        (x1000)     PRN AMT  PRN CALL  DSCRETN  MANAGERS SOLE  SHARED  NONE
-----------------------        --------          ---------     --------     -------  --- ----  ------- --------- ----- ------  ----
BANK OF AMERICA CORPORATION    COM               060505 10 4   $     860             65,161    OTHER              65,161           -
SPDR SERIES TRUST              BRCLYS 1-3MT ETF  78464A 68 0   $   3,211             70,000    SOLE               70,000           -
BJ SVCS CO                     COM               055482 10 3   $     504             37,000    OTHER              37,000           -
BANK OF NEW YORK MELLON CORP   COM               064058 10 0   $   1,026             35,000    OTHER              35,000           -
VANGUARD BD INDEX FD INC       TOTAL BND MRKT    921937 83 5   $   3,527             45,401    SOLE               43,951       1,450
CELL GENESYS INC               COM               150921 10 4   $       4             14,000    OTHER              14,000           -
COLGATE PALMOLIVE CO           COM               194162 10 3   $     262              3,709    OTHER               3,709           -
CUMMINS INC                    COM               231021 10 6   $     264              7,500    OTHER               7,500           -
CISCO SYS INC                  COM               17275R 10 2   $     928             49,775    OTHER              49,775           -
ISHARES TR                     BARCLYS 1-3YR CR  464288 64 6   $     899              8,725    SOLE                7,425       1,300
CVS CAREMARK CORPORATION       COM               126650 10 0   $     377             11,819    OTHER              11,819           -
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT      73935S 10 5   $   1,102             48,725    SOLE               48,725           -
DIAMONDS TR                    UNIT SER 1        252787 10 6   $   7,755             91,597    SOLE               89,547       2,050
DYNEGY INC DEL                 CL A              26817G 10 2   $      97             42,536    OTHER              42,536           -
VANGUARD WORLD FD              EXTENDED DUR      921910 70 9   $     442              4,450    SOLE                4,450           -
ISHARES TR                     MSCI EMERG MKT    464287 23 4   $     335             10,399    SOLE               10,399           -
ISHARES TR                     MSCI EAFE IDX     464287 46 5   $  25,549            557,714    SOLE              544,714      13,000
E M C CORP MASS                COM               268648 10 2   $     804             61,370    OTHER              61,370           -
EXELON CORP                    COM               30161N 10 1   $     344              6,722    OTHER               6,722           -
FORD MTR CO DEL                COM PAR $0.01     345370 86 0   $     289             47,579    OTHER              47,579           -
FEDEX CORP                     COM               31428X 10 6   $     328              5,890    OTHER               5,890           -
FIRST NIAGARA FINL GP INC      COM               33582V 10 8   $   7,254            635,244    OTHER               2,607     632,637
GENERAL ELECTRIC CO            COM               369604 10 3   $     261             22,280    OTHER              22,280           -
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT      46428R 10 7   $     727             24,200    SOLE               24,200           -
SPDR INDEX SHS FDS             S&P INTL SMLCP    78463X 87 1   $     490             23,095    SOLE               21,695       1,400
HOME PROPERTIES INC            COM               437306 10 3   $     262              7,696    OTHER               7,696           -
INTERNATIONAL BUSINESS MACHS   COM               459200 10 1   $     382              3,654    OTHER               3,654           -
ISHARES TR                     S&P MIDCAP 400    464287 50 7   $  51,051            883,386    SOLE              861,936      21,450
ISHARES TR                     S&P MIDCP VALU    464287 70 5   $   7,705            147,855    SOLE              146,455       1,400
ISHARES TR                     S&P MC 400 GRW    464287 60 6   $   8,308            133,226    SOLE              131,976       1,250
ISHARES TR                     S&P SMLCAP 600    464287 80 4   $  31,490            708,752    SOLE              696,802      11,950
ISHARES TR                     S&P SMLCP VALU    464287 87 9   $   5,348            113,603    SOLE              112,178       1,425
ISHARES TR                     S&P SMLCP GROW    464287 88 7   $   6,916            149,186    SOLE              147,636       1,550
INTEL CORP                     COM               458140 10 0   $     820             49,550    OTHER              49,550           -
ISHARES TR                     S&P 500 VALUE     464287 40 8   $   6,052            138,620    SOLE              137,595       1,025
ISHARES TR                     S&P 500 INDEX     464287 20 0   $  17,596            190,534    SOLE              187,234       3,300
ISHARES TR                     S&P500 GRW        464287 30 9   $   5,369            112,383    SOLE              111,083       1,300
ISHARES TR                     RUSSELL 1000      464287 62 2   $     694             13,700    SOLE               13,700           -
ISHARES TR                     RSSL MCRCP IDX    464288 86 9   $     876             26,655    SOLE               26,655           -
ISHARES TR                     RUSSELL1000VAL    464287 59 8   $     207              4,350    SOLE                4,350           -
ISHARES TR                     RUSSELL1000GRW    464287 61 4   $   1,177             28,680    SOLE               28,680           -
SPDR SERIES TRUST              BRCLYS YLD ETF    78464A 41 7   $     229              6,500    SOLE                6,500           -
JPMORGAN CHASE & CO            COM               46625H 10 0   $   2,178             63,842    OTHER              63,842           -
SPDR SERIES TRUST              SPDR KBW BK ETF   78464A 79 7   $   5,131            284,277    SOLE              278,002       6,275
KIMBERLY CLARK CORP            COM               494368 10 3   $     225              4,285    OTHER               4,285           -
LABORATORY CORP AMER HLDGS     COM NEW           50540R 40 9   $     207              3,050    OTHER               3,050           -
ISHARES TR                     IBOXX INV CPBD    464287 24 2   $   1,312             13,080    SOLE               13,080           -
SOUTHWEST AIRLS CO             COM               844741 10 8   $      69             10,260    OTHER              10,260           -
MIDCAP SPDR TR                 UNIT SER 1        595635 10 3   $     598              5,685    SOLE                5,685           -
MICROSOFT CORP                 COM               594918 10 4   $     348             14,624    OTHER              14,624           -
NORTHEAST UTILS                COM               664397 10 6   $     602             27,000    OTHER              27,000           -
ISHARES TR                     S&P NY MUN ETF    464288 32 3   $     496              4,900    SOLE                4,250         650
PAETEC HOLDING CORP            COM               695459 10 7   $      75             27,722    OTHER              27,722           -
PAYCHEX INC                    COM               704326 10 7   $   2,796            110,964    OTHER             110,964           -
PRECISION CASTPARTS CORP       COM               740189 10 5   $     548              7,500    OTHER               7,500           -
PEPSICO INC                    COM               713448 10 8   $     461              8,396    OTHER               8,396           -
PROCTER & GAMBLE CO            COM               742718 10 9   $     250              4,894    OTHER               4,894           -
ROWAN COS INC                  COM               779382 10 0   $     526             27,200    OTHER              27,200           -
RYDEX ETF TRUST                S&P500 PUR VAL    78355W 30 4   $     568             34,065    SOLE               28,865       5,200
SPDR SERIES TRUST              DJ REIT ETF       78464A 60 7   $  17,304            509,840    SOLE              505,090       4,750
SPDR INDEX SHS FDS             DJ INTL RL ETF    78463X 86 3   $   4,526            157,522    SOLE              156,022       1,500
SAFEGUARD SCIENTIFICS INC      COM               786449 10 8   $      20             15,000    OTHER              15,000           -
ISHARES TR                     BARCLYS 1-3YR     464287 45 7   $   1,168             13,950    SOLE               13,950           -
SCHLUMBERGER LTD               COM               806857 10 8   $     300              5,546    OTHER               5,546           -
SPDR TR                        UNIT SER 1        78462F 10 3   $  79,898            868,928    SOLE              848,678      20,250
ISHARES TR                     BARCLYS TIPS BD   464287 17 6   $   6,615             65,081    SOLE               60,306       4,775
ISHARES TR                     BARCLYS 20+ YR    464287 43 2   $     296              3,125    SOLE                3,125           -
TEXTRON INC                    COM               883203 10 1   $     242             25,000    OTHER              25,000           -
UNITED TECHNOLOGIES CORP       COM               913017 10 9   $     205              3,945    OTHER               3,945           -
VANGUARD INDEX FDS             SMALL CP ETF      922908 75 1   $     601             13,135    SOLE                7,635       5,500
VANGUARD INTL EQUITY INDEX FD  ALLWRLD EX US     922042 77 5   $     385             10,725    SOLE               10,725           -
VANGUARD INDEX FDS             REIT ETF          922908 55 3   $   3,968            127,970    SOLE              127,970           -
VANGUARD INDEX FDS             MID CAP ETF       922908 62 9   $   1,567             33,470    SOLE               28,720       4,750
VANGUARD INDEX FDS             LARGE CAP ETF     922908 63 7   $   2,083             49,940    SOLE               49,940           -
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF       922042 85 8   $   1,070             33,620    SOLE               32,720         900
EXXON MOBIL CORP               COM               30231G 10 2   $     750             10,733    OTHER              10,733           -
XTO ENERGY INC                 COM               8385X 10 6    $     858             22,500    OTHER              22,500           -